EXPLORATION AND EVALUATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	$ 43,343	$ 34,595
Camino Rojo
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	7,413	8,071
Musselwhite
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	4,646
South Railroad
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	25,489	20,875
Cerro Quema
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	5,320	5,245
Other
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	$ 475	$ 404